Business Acquisitions - Aggregate Consideration for Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 52.5	$ 734.7
Notes payable	40.6	41.6
Cash acquired	2.1	32.2
Consideration	93.1	776.3
Net cash paid	50.4	702.5
Assets and liabilities acquired
Trade receivables	21.1	98.9
Unbilled receivables	4.5	43.5
Trade and other payables	(9.9)	(75.5)
Deferred revenue	(3.1)	(43.0)
Other non-cash working capital	(4.9)	12.0
Property and equipment	(0.5)	11.6
Lease assets	8.5	79.9
Intangible assets	15.3	205.7
Deferred tax assets (liabilities), net		(19.9)
Deferred tax assets (liabilities), net	18.7
Lease liabilities	(1.6)	(91.4)
Provisions	(21.3)	(9.7)
Other	(0.5)	(0.8)
Total identifiable net assets at fair value	28.4	243.5
Goodwill arising on acquisitions	64.7	$ 532.8
Other acquisitions
Assets and liabilities acquired
Provisions	$ (23.7)